Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation for our principal executive officer (“PEO”) and non-PEO Named Executive Officers and the financial performance of the Company. The table below addresses compensation actually paid (“CAP”) to the PEO and the non-PEO Named Executive Officers, which is a concept developed by the SEC for purposes of this tabular disclosure and does not imply that the covered executives actually received payments or value equal to the CAP during the applicable fiscal year. Although the Compensation Committee focuses on pay relative to performance in its executive compensation decisions, it has not historically utilized CAP as a key measure in implementing its pay-for-performance philosophy. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis” beginning on page 28 of this Proxy Statement.

The Company has selected Return on Equity as the company-selected financial performance measure presented in the table below.  Although the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Return on Equity is the financial performance measure that represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s Named Executive Officers for the most recently completed fiscal year.

			Average Summary Compensation Table Total	Average Compensation	Value of Initial Fixed $100 Investment Based On:
Fiscal Year Ended March 31,	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Compensation for Non-PEO Named Executive Officers (3)	Actually Paid to Non-PEO Named Executive Officers (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (5)	Net Income (dollars in thousands) (6)	Return on Equity (7)
2023	$7,614,788	$10,936,146	$2,121,005	$2,342,020	$255.39	$190.86	$461,540	32.2%
2022	6,635,750	6,645,203	2,340,739	2,311,876	221.62	200.39	374,247	24.6%
2021	5,761,074	17,679,107	2,167,814	5,014,372	230.42	194.28	339,444	20.0%

(1)

Mr. Haack has been our PEO for all three fiscal years included in this table. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Haack for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table on page 44 of this Proxy Statement.

(2)

The dollar amounts reported in this column represent the amount of the CAP for Mr. Haack, as computed in accordance with Item 402(v)(2)(iii) of Regulation S-K. Mr. Haack did not participate during these fiscal years in any defined benefit or actuarial benefit plans of the type that would be required to be reported in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Haack’s total compensation for each year to determine CAP:

Fiscal Year Ended March 31,	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2023	$7,614,788	$(4,500,000)	$7,821,358	$10,936,146
2022	6,635,750	(4,000,000)	4,009,453	6,645,203
2021	5,761,074	(3,500,000)	15,418,033	17,679,107

(a)	This column deducts the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)

This column reflects the following adjustments in respect of stock awards and option awards for the covered fiscal year: (i) add the year-end fair value of any equity awards granted during the applicable year that are outstanding and unvested as of the end of the year; (ii) add the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) add, for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) add, for awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative); (v) subtract, for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year Ended March 31,	Year End Fair Value of Current Year Equity Awards that are Outstanding and Unvested	Year over Year Change in Fair Value of Prior Year Equity Awards that are Outstanding and Unvested	Fair Value as of Vesting Date of Current Year Equity Awards that Vested in the Current Year	Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested in the Current Year	Fair Value at End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Current Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$5,577,881	$851,265	$483,832	$836,406	$-	$71,974	$7,821,358
2022	3,595,107	(230,786)	469,703	139,562	-	35,867	4,009,453
2021	10,258,679	2,348,248	1,311,816	1,621,794	(126,911)	4,407	15,418,033

(3)

Our non-PEO Named Executive Officers in the fiscal years reported in this table are as follows: Fiscal 2023 includes Messrs. Kesler, Stewart, Newby, Wentzel and Graass; fiscal 2022 includes Messrs. Kesler, Stewart, Wentzel and Graass; and fiscal 2021 includes Messrs. Kesler, Stewart, Wentzel and Graass. The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO Named Executive Officers as a group in the “Total” column of the Summary Compensation Table in each applicable year’s proxy statement.

(4)

The dollar amounts reported in this column represent the average amount of CAP for the non-PEO Named Executive Officers as a group, as computed in accordance with Item 402(v) of Regulation S-K. The non-PEO Named Executive Officers did not participate during these fiscal years in any defined benefit or actuarial benefit plans of the type that would be required to be reported in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO Named Executive Officers as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote (2):

Fiscal Year Ended March 31,	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO Named Executive Officers
2023	$2,121,005	$(1,020,689)	$1,241,703	$2,342,020
2022	2,340,739	(825,000)	796,137	2,311,876
2021	2,167,814	(825,000)	3,671,558	5,014,372

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year Ended March 31,	Year End Fair Value of Current Year Equity Awards that are Outstanding and Unvested	Year over Year Change in Fair Value of Prior Year Equity Awards that are Outstanding and Unvested	Fair Value as of Vesting Date of Current Year Equity Awards that Vested in the Current Year	Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested in the Current Year	Fair Value at End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Current Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$746,770	$193,674	$91,300	$191,963	$-	$17,996	$1,241,703
2022	741,536	(75,378)	96,923	17,738	-	15,318	796,137
2021	1,986,465	855,472	251,781	611,815	(36,464)	2,489	3,671,558

(5)

Each year reflects what the cumulative $100 investment would be, including the reinvestment of dividends, if such amount were invested on March 31, 2020. The peer group used for this purpose is the following published industry index: Dow Jones US Building Materials & Fixtures.

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(7)

Return on Equity for a given fiscal year is defined as the net earnings of the Company for such fiscal year; divided by the Company’s average stockholders’ equity for such fiscal year (which is defined for any period to mean the Company’s total stockholders’ equity as of the beginning of such period plus the Company’s total stockholders’ equity at the end of such period; divided by 2). In calculating the average Return on Equity, the impact of certain extraordinary items not related to operating performance, including downward adjustment for the gain from the sale of non-core businesses, are excluded.

Named Executive Officers, Footnote [Text Block]	Mr. Haack has been our PEO for all three fiscal years included in this table. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Haack for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table on page 44 of this Proxy Statement.
PEO Total Compensation Amount	$ 7,614,788	$ 6,635,750	$ 5,761,074
PEO Actually Paid Compensation Amount	$ 10,936,146	6,645,203	17,679,107
Adjustment To PEO Compensation, Footnote [Text Block]	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Haack’s total compensation for each year to determine CAP:
Fiscal Year Ended March 31,	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2023	$7,614,788	$(4,500,000)	$7,821,358	$10,936,146
2022	6,635,750	(4,000,000)	4,009,453	6,645,203
2021	5,761,074	(3,500,000)	15,418,033	17,679,107

Non-PEO NEO Average Total Compensation Amount	$ 2,121,005	2,340,739	2,167,814
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,342,020	2,311,876	5,014,372
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO Named Executive Officers as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote (2):
Fiscal Year Ended March 31,	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO Named Executive Officers
2023	$2,121,005	$(1,020,689)	$1,241,703	$2,342,020
2022	2,340,739	(825,000)	796,137	2,311,876
2021	2,167,814	(825,000)	3,671,558	5,014,372

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid versus Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid versus Return on Equity
Total Shareholder Return Amount	$ 255.39	221.62	230.42
Peer Group Total Shareholder Return Amount	190.86	200.39	194.28
Net Income (Loss)	$ 461,540,000	$ 374,247,000	$ 339,444,000
Company Selected Measure Amount	0.322	0.246	0.200
PEO Name	Mr. Haack	Mr. Haack	Mr. Haack
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Earnings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EBIT
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 851,265	$ (230,786)	$ 2,348,248
Year End Fair Value Of Current Year Equity Awards That Are Outstanding And Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,577,881	3,595,107	10,258,679
Fair Value As Of Vesting Date Of Current Year Equity Awards That Vested In Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	483,832	469,703	1,311,816
Vesting Date Fair Value Of Equity Awards Granted In Prior Years That Vested In Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	836,406	139,562	1,621,794
Fair Value At End Of Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(126,911)
Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	71,974	35,867	4,407
Total Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,821,358	4,009,453	15,418,033
PEO [Member] | Reported Value Of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,500,000)	(4,000,000)	(3,500,000)
PEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,821,358	4,009,453	15,418,033
Non-PEO NEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	193,674	(75,378)	855,472
Non-PEO NEO [Member] | Year End Fair Value Of Current Year Equity Awards That Are Outstanding And Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	746,770	741,536	1,986,465
Non-PEO NEO [Member] | Fair Value As Of Vesting Date Of Current Year Equity Awards That Vested In Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	91,300	96,923	251,781
Non-PEO NEO [Member] | Vesting Date Fair Value Of Equity Awards Granted In Prior Years That Vested In Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	191,963	17,738	611,815
Non-PEO NEO [Member] | Fair Value At End Of Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(36,464)
Non-PEO NEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,996	15,318	2,489
Non-PEO NEO [Member] | Total Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,241,703	796,137	3,671,558
Non-PEO NEO [Member] | Average Reported Value Of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,020,689)	(825,000)	(825,000)
Non-PEO NEO [Member] | Average Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,241,703	$ 796,137	$ 3,671,558